PGIM S&P 500 Buffer 20 ETF - September
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 102.7%
Affiliated Mutual Fund 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $96,871)(wb)	96,871	$96,871
Options Purchased*~ 101.4%
(cost $7,250,325)		7,717,143

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.7% (cost $7,347,196)		7,814,014
Options Written*~ (2.7)%
(premiums received $188,192)		(203,953)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $7,159,004)		7,610,061
Liabilities in excess of other assets(z) (0.0)%		(1,597)

Net Assets 100.0%		$7,608,464

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$5.64		123		12	$7,706,319
SPDR S&P 500 ETF Trust	Put	08/29/25	$563.68		123		12	10,824
Total Options Purchased (cost $7,250,325)								$7,717,143
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$624.05		123		12	$(202,047)
SPDR S&P 500 ETF Trust	Put	08/29/25	$450.94		123		12	(1,906)
Total Options Written (premiums received $188,192)								$(203,953)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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